CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	¥ 96,281	$ 13,189	¥ 232,838	¥ (142,991)
Cash (used in)/provided by investing activities	26,661	3,654	40,930	(51,828)
Cash provided by/(used in) financing activities	(73,979)	(10,135)	(22,579)	(486)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,789)	(383)	(4,185)	(2,406)
Net (decrease)/increase in cash, cash equivalents and restricted cash	46,174	6,325	247,004	(197,711)
Cash, cash equivalents and restricted cash at the beginning of year	444,891	60,950	197,887	395,598
Cash, cash equivalents and restricted cash at the end of year	491,065	67,275	444,891	197,887
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(11)	(2)	(32)	(35)
Parent Company
STATEMENTS OF CASH FLOWS
Cash (used in)/provided by operating activities	6,015	824	313	(2,205)
Cash (used in)/provided by investing activities	2,725	373	(450)	(989)
Cash provided by/(used in) financing activities	2,810	385	9	46
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(102)	(14)	(20)	(272)
Net (decrease)/increase in cash, cash equivalents and restricted cash	11,448	1,568	(148)	(3,420)
Cash, cash equivalents and restricted cash at the beginning of year	1,144	157	1,292	4,712
Cash, cash equivalents and restricted cash at the end of year	12,592	1,725	1,144	1,292
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (11)	$ (2)	¥ (32)	¥ (35)